PARENT COMPANY FINANCIAL INFORMATION (Details) - Schedule of condensed income statement - Separate [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
PARENT COMPANY FINANCIAL INFORMATION (Details) - Schedule of condensed income statement [Line Items]
Revenue	$ 2,502,673	$ 1,485,841	$ 1,272,077
Cost of sales	(2,628,251)	(1,964,137)	(2,099,716)
Gross margin	(125,578)	(478,296)	(827,639)
Other income	1,013,438	712,997	948,160
Distribution costs	(126,539)	(134,366)	(125,563)
Administrative expenses	(274,358)	(199,409)	(225,557)
Other expenses	(257,558)	(197,737)	(154,582)
Restructuring activities expenses	1,581,372	(2,177,754)	(837,673)
Other gains/(losses)	(272,862)	39,471	(98,790)
Income from operation activities	1,537,915	(2,435,094)	(1,321,644)
Financial income	652,263	8,905	11,812
Financial costs	(743,704)	(579,304)	(410,153)
Share of profit of investments accounted for using the equity method	(115,985)	(1,168,898)	(3,537,259)
Foreign exchange gains/(losses)	11,377	72,888	(66,004)
Result of indexation units	(56)	(799)
Income (loss) before taxes	1,341,810	(4,102,302)	(5,323,248)
Income tax expense / benefit	(4,673)	(550,840)	767,713
NET INCOME (LOSS)	$ 1,337,137	$ (4,653,142)	$ (4,555,535)